Large Cap Core Stock Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Large Cap Core Stock Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	16.59%	12.70%	13.96%